Cover	Mar. 02, 2026
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	AfterNext Acquisition I Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002087035
Document Creation Date	Mar. 02, 2026
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3